OPERATING LEASE RIGHT OF USE ASSET AND LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Lease Right Of Use Asset And Liability Stopped Here
Amortization of right of use assets	$ 3,497	$ 41,964
Interest on operating lease liability	55	2,344
Total operating lease costs	$ 3,552	$ 44,308